Financial Instruments - Carrying Value and Fair Value of Financial Instruments by Class (Parenthetical) (Detail) - USD ($) $ in Thousands	Mar. 31, 2022		Mar. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Unbilled Revenue	$ 86,786	[1]	$ 66,212	[2]
Prepayments and other assets	28,822		23,211
Other non-current assets	44,275		40,032
Unamortised debt issuance cost	0		52
Other employee obligations	105,768		82,586
Other liabilities	11,351		11,492
Non-financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Unbilled Revenue	246		191
Prepayments and other assets	22,539		18,454
Other non-current assets	30,766		26,241
Unamortised debt issuance cost			52
Other employee obligations	26,908		27,664
Other liabilities	$ 9,414		$ 9,900

[1]	Excluding non-financial assets $246.
[2]	Excluding non-financial assets $191.